Commitments & Contingencies	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments & Contingencies [Line Items]
Commitments & Contingencies

Note 6 — Commitments & Contingencies

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

The holders of the Founder Shares and Representative Shares (as defined below) issued and outstanding on the date of the Proposed Public Offering, as well as the holders of the Private Units and any units the Sponsor, officers, directors or their affiliates may be issued in payment of Working Capital Loans made to the Company (and all underlying securities), will be entitled to registration rights pursuant to an agreement to be signed prior to or on the effective date of the Proposed Public Offering. The holders of a majority of these securities are entitled to make up to two demands that the Company registers such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Representative Shares, Private Units and units issued to the Sponsor, officers, directors or their affiliates in payment of Working Capital Loans made to the Company (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. Notwithstanding anything to the contrary, EarlyBirdCapital may only make a demand on one occasion and only during the five-year period beginning on the effective date of the registration statement. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EarlyBirdCapital may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The Company will grant the underwriters a 45-day option from the date of the Proposed Public Offering to purchase up to an additional 1,800,000 Public Units to cover over-allotments, if any.

The underwriters will be entitled to a cash underwriting discount of two percent (2%) of the gross proceeds of the Proposed Public Offering, or $2,400,000 (or up to $2,760,000 if the underwriters’ over-allotment is exercised in full). On March 19, 2021, as a result of the partial exercise of the underwriters’ over-allotment option, the underwriters received a total of $2,660,000 of cash underwriting discount from the total gross proceeds of the IPO (See Note 8).

EarlyBirdCapital will have the right of first refusal for a period commencing from the consummation of the Proposed Public Offering until the consummation of the initial Business Combination (or the liquidation of the Trust Account in the event that the Company fails to consummate the initial Business Combination within the Combination Period) to act as book running manager, placement agent and/or arranger for all financings where the Company seeks to raise equity, equity-linked, debt or mezzanine financings relating to or in connection with the initial Business Combination.

In addition, under certain circumstances EarlyBirdCapital will be granted, for a period of one year from the closing of the Proposed Public Offering, the right to act as lead underwriter for the next U.S. registered public offering of securities, undertaken by any of the Company’s officers, for the purpose of raising capital and placing 90% or more of the proceeds in a trust or escrow account to be used to acquire one or more operating businesses in the technology industry that have not been identified at the time of the public offering.

Business Combination Marketing Agreement

The Company has engaged EarlyBirdCapital as an advisor in connection with the Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the initial Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of its initial Business Combination in an amount equal to 3.5% of the gross proceeds of the Proposed Public Offering (exclusive of any applicable finders’ fees which might become payable); provided that up to 30% of the fee may be allocated at the Company’s sole discretion to other FINRA members (including, with EarlyBirdCapital’s prior consent which shall not be unreasonably withheld, companies affiliated with the Company or its officers or directors) that assist the Company in identifying or consummating an initial Business Combination.

Representative Shares

On January 13, 2021, the Company issued to EarlyBirdCapital and its designees an aggregate of 350,000 representative shares at $0.0001 per share (the “Representative Shares”). On March 10, 2021, the Company effected a stock dividend of 0.2 shares of common stock for every share of common stock outstanding, resulting in an additional 70,000 representative shares issued to EarlyBirdCapital for no consideration and an aggregate of 420,000 representative shares outstanding (See Note 8). The holders of the Representative Shares have agreed not to transfer, assign or sell any such shares without the Company’s prior consent until the completion of the initial Business Combination. In addition, the holders of the Representative Shares have agreed (i) to waive their conversion rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within the Combination Period.

The Representative Shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement pursuant to Rule 5110(g)(1) of the FINRA Manual. Pursuant to FINRA Rule 5110(g)(1), these securities will not be sold during the offering, or sold, transferred, assigned, pledged, or hypothecated, or be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement or commencement of sales of the public offering, except to any underwriter and selected dealer participating in the offering and their bona fide officers or partners, provided that all securities so transferred remain subject to the lock-up restriction above for the remainder of the time period.

Note 8 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares and Representative Shares (as defined below) issued and outstanding on the date of the IPO, as well as the holders of the Private Units and any units the Sponsor, officers, directors or their affiliates may be issued in payment of Working Capital Loans made to the Company (and all underlying securities), will be entitled to registration rights pursuant to an agreement signed on March 10, 2021. The holders of a majority of these securities are entitled to make up to two demands that the Company use its best efforts to register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Representative Shares, Private Units and units issued to the Sponsor, officers, directors or their affiliates in payment of Working Capital Loans made to the Company (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. Notwithstanding anything to the contrary, EarlyBirdCapital may only make a demand on one occasion and only during the five-year period beginning on March 10, 2021. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EarlyBirdCapital may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

EarlyBirdCapital and I-Bankers Securities, Inc. (the “Underwriters”) have a 45-day option from the date of the IPO to purchase up to an additional 1,800,000 Public Units to cover over-allotments, if any. The Underwriters were entitled to a cash underwriting discount of two percent (2%) of the gross proceeds of the IPO, or $2,400,000 (or up to $2,760,000 if the underwriters’ over-allotment is exercised in full). On March 15, 2021, the Company paid, in aggregate, a fixed underwriting discount of $2,400,000.

On March 19, 2021, the Underwriters partially exercised the over-allotment option to purchase 1,300,000 Public Units and were, in aggregate, paid a fixed underwriting discount of $260,000.

EarlyBirdCapital will have the right of first refusal for a period commencing from the consummation of the IPO until the consummation of the initial Business Combination (or the liquidation of the Trust Account in the event that the Company fails to consummate the initial Business Combination within the Combination Period) to act as book running manager, placement agent and/or arranger for all financings where the Company seeks to raise equity, equity-linked, debt or mezzanine financings relating to or in connection with the initial Business Combination.

In addition, under certain circumstances EarlyBirdCapital will be granted, for a period of one year from the closing of the IPO, the right to act as lead underwriter for the next U.S. registered public offering of securities, undertaken by any of the Company’s officers, for the purpose of raising capital and placing 90% or more of the proceeds in a trust or escrow account to be used to acquire one or more operating businesses in the technology industry that have not been identified at the time of the IPO.

Business Combination Marketing Agreement

The Company has engaged EarlyBirdCapital as an advisor in connection with the Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the initial Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of its initial Business Combination in an amount equal to 3.5% of the gross proceeds of the IPO (exclusive of any applicable finders’ fees which might become payable); provided that up to 30% of the fee may be allocated at the Company’s sole discretion to other FINRA members (including, with EarlyBirdCapital’s prior consent which shall not be unreasonably withheld, companies affiliated with the Company or its officers or directors) that assist the Company in identifying or consummating an initial Business Combination.

Representative Shares

On January 13, 2021, the Company has issued to EarlyBirdCapital and its designees an aggregate of 350,000 representative shares at a purchase price of $0.0001 per share (the “Representative Shares”). The fair value of the Representative Shares was determined to be $2,024,463 (See Note 7). On March 10, 2021, the Company effected a stock dividend of 0.2 shares of common stock for every share of common stock outstanding, resulting in an additional 70,000 representative shares issued to EarlyBirdCapital for no consideration and an aggregate of 420,000 representative shares outstanding. The holders of the Representative Shares have agreed not to transfer, assign or sell any such shares without the Company’s prior consent until the completion of the initial Business Combination. In addition, the holders of the Representative Shares have agreed (i) to waive their conversion rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within the Combination Period.

The Representative Shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following March 10, 2021 pursuant to Rule 5110(g)(1) of the FINRA Manual. Pursuant to FINRA Rule 5110(g)(1), these securities will not be sold during the IPO, or sold, transferred, assigned, pledged, or hypothecated, or be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the March 10, 2021 or commencement of sales of the IPO, except to any underwriter and selected dealer participating in the IPO and their bona fide officers or partners, provided that all securities so transferred remain subject to the lock-up restriction above for the remainder of the time period.

Business Combination Legal Services Agreement

The Company has entered into an agreement with its legal counsel, Loeb & Loeb (“Loeb”), whereby the Company is required to pay a total of $250,000 in retainer fees to Loeb for services related to the initial Business Combination upon the completion of certain milestones. The balance of any additional legal fees incurred related to the initial Business Combination will be due at the closing of the SPAC Merger. As of September 30, 2021, the Company had paid a total of $50,000 of retainer fees to Loeb.

SoundHound, Inc. [Member]
Commitments & Contingencies [Line Items]
Commitments & Contingencies

5.      COMMITMENTS AND CONTINGENCIES

Contracts

In September 2021, the Company entered into an exclusive agreement with a cloud service provider to host its voice artificial intelligence platform. The Company is committed to paying $100,000 in cloud costs over a seven- year period, contingent upon the successful completion of the Business Combination.

Letter of Credit

In conjunction with entering an 89-month lease in 2017 for the Santa Clara, California, facility, the Company agreed to issue a letter of credit for $1,060 to the landlord as a lease guarantee. The Company has cash equivalents deposited with a commercial bank as collateral against the letter of credit and has classified the balance as restricted cash in the accompanying condensed consolidated balance sheets.

Legal Proceedings

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues contingent liabilities when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated. In the opinion of management, there are no pending claims for which the outcome is expected to result in a material adverse effect on the financial position, results of operations or cash flows of the Company.

Other Matters

The Company has not historically collected U.S. state or local sales and use tax, or other similar taxes, in any jurisdiction. On June 21, 2018, the U.S. Supreme Court decided, in South Dakota v. Wayfair, Inc., that state and local jurisdiction may, in certain circumstances, enforce sales and use tax collection obligations on remote vendors that have no physical presence in such jurisdiction. A number of states have already begun, or have positioned themselves to begin, requiring sales and use tax collection from remote vendors. The details and effective dates of these collection requirements vary from state to state. The Company continues to analyze potential sales tax exposure using a state-by-state assessment, and estimated and recorded a liability, in accordance with ASC 450,

Contingencies, of $0.8 million as of December 31, 2020. The Company will update their assessment as of December 31, 2021 but preliminarily estimates an immaterial increase in the sales tax liability as of the interim period ended September 30, 2021.

6.      COMMITMENTS AND CONTINGENCIES

Leases

The Company leases certain facilities under non-cancelable operating lease agreements that expire at various dates through 2025. Some leases include renewal options, which would permit extensions of the expiration dates at rates approximating fair market rental values. The Company also enters into capital leases to finance computer equipment. The capital leases are collateralized by the financed assets.

Aggregate noncancelable future minimum lease payments under operating and capital leases, are as follows (in thousands):

Year ending December 31,	Operating Leases	Capital Leases
2021	$4,582	$2,568
2022	4,122	1,168
2023	3,621	92
2024	3,342	57
2025	769	—
	16,436	3,885
Less: amount representing interest	—	(302)
Total lease obligations	16,436	3,583
Current portion	(4,582)	(2,331)
Noncurrent portion	$11,854	$1,252

The Company’s rent expense totaled approximately $4,477,000 the year ended December 31, 2020.

Letters of credit

In conjunction with entering into an 89 month lease in 2017 for the Santa Clara, California facility, the Company agreed to issue a letter of credit for $1,656,000 to the landlord as a lease guarantee, with funds deposited with a commercial bank as collateral. As of December 31, 2020, the Company’s letter of credit has been reduced to $1,290,000 with $230,000 recorded as short-term restricted cash in Prepaids and Other Current Assets and $1,060,000 is recorded as long-term restricted cash in the accompanying Consolidated Balance Sheet.

Customer indemnification

From time to time, the Company agrees to indemnify its customers against certain third-party liabilities that may arise if the Company’s products infringe on a third-party’s intellectual property rights. The indemnification is typically limited to no more than the amount paid by the customer.

Legal proceedings

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. In the opinion of management, there are no pending claims for which the outcome is expected to result in a material adverse effect in the financial position, results of operations or cash flows of the Company.

Other matters

The Company has not historically collected U.S. state or local sales and use or other similar taxes in any jurisdiction. On June 21, 2018, the U.S. Supreme Court decided, in South Dakota v. Wayfair, Inc., that state and local jurisdiction may, in certain circumstances, enforce sales and use tax collection obligations on remote vendors that have no physical presence in such jurisdiction. A number of states have already begun, or have positioned themselves to begin, requiring sales and use tax collection from remote vendors. The details and effective dates of these collection requirements vary from state to state. The Company continues to analyze potential sales tax exposure using a state-by-state assessment and estimated and recorded a liability in accordance with ASC 450, Contingencies, of $0.8 million as of December 31, 2020.

7.      COMMITMENTS AND CONTINGENCIES

Leases

The Company leases certain facilities under non-cancelable operating lease agreements that expire at various dates through 2025. Some leases include renewal options, which would permit extensions of the expiration dates at rates approximating fair market rental values. The Company also enters into capital leases to finance computer equipment. The capital leases are collateralized by the financed assets.

Aggregate noncancelable future minimum lease payments under operating and capital leases, are as follows (in thousands):

Year ending December 31,	Operating Leases	Capital Leases
2020	$4,384	$3,461
2021	4,505	2,480
2022	4,042	1,085
2023	3,541	29
2024	3,322	—
Thereafter	769	—
	20,563	7,055
Less: amount representing interest	—	(729)
Total lease obligations	20,563	6,326
Current portion	(4,384)	(2,981)
Noncurrent portion	$16,179	$3,345

The Company’s rent expense totaled approximately $4,221,000 the year ended December 31, 2019.

Letters of Credit

In conjunction with entering into an 89 month lease in 2017 for the Santa Clara, California facility, the Company agreed to issue a letter of credit for $1,656,000 to the landlord as a lease guarantee. The Company has cash equivalents deposited with a commercial bank as collateral against the letter of credit and has classified the balance as restricted cash in other assets in the accompanying Consolidated Balance Sheet.

Customer Indemnification

From time to time, the Company agrees to indemnify its customers against certain third-party liabilities that may arise if the Company’s products infringe on a third-party’s intellectual property rights. The indemnification is typically limited to no more than the amount paid by the customer.

Legal Proceedings

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. In the opinion of management, there are no pending claims for which the outcome is expected to result in a material adverse effect in the financial position, results of operations or cash flows of the Company.